COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - USD ($)	Jan. 02, 2022	Jan. 03, 2021
Disclosure of contingent liabilities [line items]
Recorded liability with respect to guarantees	$ 1,149,500,000
Financial guarantees, maximum potential liability
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	121,300,000	$ 54,600,000
Recorded liability with respect to guarantees	0
Financial guarantees, maximum potential liability | Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	10,500,000	10,500,000
Financial guarantees, maximum potential liability | Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 110,800,000	$ 44,100,000